FAIR VALUE MEASUREMENTS - Changes in fair value of warrant liabilities (Details) - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Change in value of derivative warrant liabilities	$ (9,028,000)	$ 12,110,000
Private placement warrants
Class of Warrant or Right [Line Items]
Beginning balance	14,685,000
Initial measurement on November 27, 2020		9,879,000
Change in value of derivative warrant liabilities		4,806,000
Fair value as of December 31, 2020		14,685,000
Public
Class of Warrant or Right [Line Items]
Beginning balance	18,975,000
Initial measurement on November 27, 2020		12,650,000
Change in value of derivative warrant liabilities		6,325,000
Fair value as of December 31, 2020		18,975,000
Warrant Liabilities
Class of Warrant or Right [Line Items]
Beginning balance	$ 33,660,000
Initial measurement on November 27, 2020		22,529,000
Change in value of derivative warrant liabilities		11,131,000
Fair value as of December 31, 2020		$ 33,660,000